Note 9 - Business Segment Information (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 9 - Business Segment Information (Details) [Line Items]
Number of Reportable Segments	1
Number of Countries in which Entity Operates	150
UNITED STATES
Note 9 - Business Segment Information (Details) [Line Items]
Long Lived Assets, Percent	95.00%	96.00%